N-6	May 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
C000236402 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%